Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
9
. STOCK-BASED COMPENSATION
In 2013, the Company adopted the Berkshire Grey, Inc. 2013 Stock Option and Stock Purchase Plan (the “Plan”) under which the Company may grant incentive stock options, nonqualified stock options, restricted stock, unrestricted stock, restricted stock units, performance awards, or other awards that are convertible into or based on company stock. The maximum number of shares that may be issued under the Plan was 10,017,823 shares as of June 30, 2021 and December 31, 2020. Shares underlying any award that are forfeited, expired, or repurchased will again be available for grant and issuance in connection with future awards under this Plan.
Stock-based compensation expense recognized for all stock-based awards is reported in the Company’s consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Cost of sales	$35	$28	$70	$56
General and administrative	430	(17)	856	494
Sales and marketing	4,549	65	27,961	233
Research and development	295	240	601	476

Total	$5,309	$316	$29,488	$1,259

Stock Options
The Company did not issue any grants during the six months ended June 30, 2021 and 2020.
The following table summarizes stock option activity under the 2013 Plan for the six months ended June 30, 2021:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2020	5,956,837	$4.70	8.0

Exercised	272,364	1.82	2.9
Cancelled	4,596	3.65	—
Forfeited	59,055	3.59	—

Outstanding at June 30, 2021	5,620,822	$4.85	7.8

Exercisable at June 30, 2021	2,342,488	$2.71	6.1

Vested or expected to vest at June 30, 2021	5,620,822	$4.85	7.8

As of June 30, 2021, 633,656 of the Options outstanding are subject to performance-based vesting criteria described above.
The total intrinsic value of options exercised in the six months ended June 30, 2021 was approximately $15.5 million.
The Company recognized approximately $1.2 million and $2.4 million in stock-based compensation expense related to stock options during the three and six months ended June 30, 2021, respectively. The Company recognized approximately $0.3 million and $0.8 million in stock-based compensation expense related to stock options during the three and six months ended June 30, 2020, respectively. As of June 30, 2021, there was approximately $12.7 million of total unrecognized compensation cost related to non-vested
stock options. The total unrecognized compensation cost will be adjusted for future forfeitures as they occur. As of June 30, 2021, the Company expects to recognize its remaining stock-based compensation expense over a weighted-average period of 2.9 years.
Restricted Stock Sold Through Issuance of Promissory Note
In conjunction with a Partial Recourse
Promissory Note issued in October 2019 (See Note 7), the Company also entered into a Restricted Stock Award Agreement with an executive officer (the “RSA Agreement”). Pursuant to the RSA Agreement, the Company granted 1,191,872 shares of common stock (the “Restricted Stock”) at a purchase price of $8.32 per share. The Restricted Stock was purchased by the executive officer with the proceeds from the Promissory Note. As the underlying Restricted Shares are not allocated to the recourse and non-recourse
portions of the Promissory Note, the entire note is treated as non-recourse
and the shares are treated as options for accounting purposes.
The RSA Agreement contains a Repurchase Option, which causes the shares to be classified as a liability. The Repurchase Option expires six months after the shares’ respective vesting date, at which point the shares will be reclassified as equity at the fair value on such date and no further compensation cost is recognized. A portion of the awards are subject to performance-based vesting conditions based primarily on financial performance of the Company and a portion are only subject to time and service-based vesting conditions over a four-year period. The Company will remeasure the fair value of the award at each reporting period until settlement. The Company measured compensation cost for the shares
(in-substance
stock options) based on the fair value on the grant date using a lattice-based option pricing model. The Company recognizes compensation cost over the requisite service period with an offsetting credit to a share-based liability.
The underlying shares of Restricted Stock are not considered outstanding until the vesting conditions have been achieved and the Promissory Note has been paid. As of June 30, 2021, 248,307 shares of Restricted Stock have vested, and none were forfeited.
The Company recognized approximately $4.2 million and $27.2 million in stock-based compensation expense related to the Restricted Stock during the three and six months ended June 30, 2021, respectively. The Company recognized approximately $(0.1) million and $0.4 million in stock-based compensation expense related to the Restricted Stock during the three and six months ended June 30, 2020, respectively. The expense is presented in the Company’s consolidated statements of operations as sales and marketing expense and general and administrative expense, respectively. As of June 30, 2021, there was approximately $30.5 million of total unrecognized compensation cost related to the Restricted Stock.

9. STOCK-BASED COMPENSATION
In 2013, the Company adopted the Berkshire Grey, Inc. 2013 Stock Option and Stock Purchase Plan (the “Plan”) under which the Company may grant incentive stock options, nonqualified stock options, restricted stock, unrestricted stock, restricted stock units, performance awards, or other awards that are convertible into or based on company stock. The maximum number of shares that may be issued under the Plan was 10,017,823 and 7,486,799 shares as of December 31, 2020 and 2019, respectively. Shares underlying any award that are forfeited, expired, or repurchased will again be available for grant and issuance in connection with future awards under this Plan.
Stock-based compensation expense recognized for all stock-based awards is reported in the Company’s consolidated statements of operations as follows:

	Years Ended December 31,
	2020	2019
	(in thousands)
Cost of sales	$137	$475
General and administrative	3,245	5,518
Sales and marketing	1,583	897
Research and development	1,056	5,144

Total	$6,021	$12,034

Stock Options
The Company’s Board of Directors determines the exercise price for all stock options and the vesting schedule for all equity awards. The exercise price for a stock option awarded under the Plan shall not be less than 100% of the fair market value of the Company’s common stock on the date of grant. Options granted under the Plan are exercisable in full at any time subsequent to vesting, generally vest over four years, and expire ten years from the date of grant. Options with performance-based vesting criteria vest in one or more tranches contingent upon the achievement of pre-determined
milestones related to the development of our products, the achievement of certain organizational objectives, the achievement of specific financial performance measures, or similar metrics. The fair value of the stock options granted was evaluated on the date of grant. Per ASC 718, stock-based compensation expense is recognized for these awards over the vesting period based on the projected probability of achievement of the respective target(s). In each period, the stock-based compensation expense may be adjusted, as necessary, in response to any changes in the Company’s forecast with respect to the recipient achieving his target(s).
The Company estimates the fair value of each employee stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions regarding the fair value of the underlying common stock on each measurement date:

	Years Ended December 31,
	2020	2019
Weighted average expected volatility	55.0%	55.0%
Weighted average expected term (in years)	6.1	6.1
Weighted average risk-free interest rate	0.57%	2.00%
Expected dividend yield	0%	0%
The following table summarizes stock option activity under the 2013 Plan since December 31, 2018:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Outstanding at December 31, 2018	3,513,759	$1.25	7.9

Granted	1,077,900	7.04
Exercised	942,297	0.76
Forfeited	140,148	3.07

Outstanding at December 31, 2019	3,509,214	$3.09	7.8

Granted	2,957,409	6.70
Exercised	101,632	2.22
Forfeited	412,654	5.99

Outstanding at December 31, 2020	5,952,337	$4.70	8.0

Exercisable at December 31, 2020	2,086,639	$1.91	5.6

Vested or expected to vest at December 31, 2020	5,952,337	$4.70	8.0

At December 31, 2020, 633,656 of the Options outstanding are subject to performance-based vesting criteria described above.
During the year ended December 31, 2020, the Company granted stock options to purchase an aggregate of 2,957,409 shares of its common stock with a weighted-average grant date fair value of $6.10. The weighted-average grant date fair value per share excludes 500,044 shares related to grants that currently have no grant date as the performance objectives have not yet been defined.
During the year ended December 31, 2019, the Company granted stock options to purchase an aggregate of 1,077,900 shares of its common stock with a weighted-average grant date fair value of $3.75.
The total intrinsic value of options exercised in the years ended December 31, 2020 and 2019 was approximately $1.1 million and $7.1 million, respectively.
The Company recognized approximately $3.3 million and $1.1 million in stock-based compensation expense related to stock options during the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there was approximately $15.1 million and $4.8 million, respectively, of total unrecognized compensation cost related to non-vested
stock options. The total unrecognized compensation cost will be adjusted for future forfeitures as they occur. As of December 31, 2020, the Company expects to recognize its remaining stock-based compensation expense over a weighted-average period of 3.4 years.
Restricted Stock Sold Through Issuance of Promissory Note
In conjunction with a Partial Recourse
Promissory Note issued in October 2019 (See Note 7), the Company also entered into a Restricted Stock Award Agreement with an executive officer (the “RSA Agreement”). Pursuant to the RSA Agreement, the Company granted 1,191,872 shares of common stock (the “Restricted Stock”) at a purchase price of $8.32 per share. The Restricted Stock was purchased by the executive officer with the proceeds from the Promissory Note. As the underlying Restricted Shares are not allocated to the recourse and non-recourse
portions of the Promissory Note, the entire note is treated as non-recourse
and the shares are treated as options for accounting purposes.
The RSA Agreement contains a Repurchase Option, which causes the shares to be classified as a liability. The Repurchase Option expires six months after the shares’ respective vesting date, at which point the shares will be reclassified as equity at the fair value on such date and no further compensation cost is recognized. A portion of the awards are subject to performance-based vesting conditions based primarily on financial performance of the Company and a portion are only subject to time and service-based vesting conditions over a four-year period. The Company will remeasure the fair value of the award at each reporting period until settlement. The Company measured compensation cost for the shares
(in-substance
stock options) based on the fair value on the grant date using a lattice-based option pricing model. The Company recognizes compensation cost over the requisite service period with an offsetting credit to a share-based liability.
The underlying shares of Restricted Stock are not considered outstanding until the vesting conditions have been achieved and the Promissory Note has been paid. As of December 31, 2020, 173,815 shares of Restricted Stock have vested, and none were forfeited.
The Company recognized approximately $2.7 million and $0.4 million in stock-based compensation expense related to the Restricted Stock during the years ended December 31, 2020 and 2019, respectively. The expense is presented in the Company’s consolidated statements of operations as general and administrative expense. As of December 31, 2020, there was approximately $5.7 million of total unrecognized compensation cost related to the Restricted Stock.
Tender Offer
In connection with the Series
B-2
Initial Closing discussed in Note 8, an investor commenced a tender offer on September 3, 2019 through October 9, 2019 to purchase up to 3,616,930 shares (the “Tender Offer”) of the then-outstanding shares of common stock and Preferred Stock at an offer price of $16.05 per share. Existing investors, employees, and advisors of the Company were eligible to participate and tender up to 30% of their outstanding shares of capital stock upon commencement of the Tender Offer. Shareholders sold a total of 1,370,620 shares of common stock and common stock issuable upon exercise of vested options in the Tender Offer.

Management determined there was a compensatory element to the Tender Offer, resulting in the excess of the purchase price over the fair value of the common shares being considered compensation for employee services. The Company recorded $10.6 million in stock-based compensation expense during the year ended December 31, 2019 related to the Tender Offer.